INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disposal of major subsidiary [member]
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent	£ 278